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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

630 Fifth Avenue New York, NY	10111
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-470-8000

Date of fiscal year end: 10/31/05

Date of reporting period: 01/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

OLD WESTBURY LARGE CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS	January 31, 2005

(Unaudited)

Shares or Principal Amount	Security Description	Value
COMMON STOCKS (98.1%):
AEROSPACE & DEFENSE (3.1%):
128,565	Honeywell International, Inc.	$4,625,769
47,710	United Technologies Corp.	4,803,443

		9,429,212

BASIC MATERIALS (2.6%):
66,470	E.I. du Pont de Nemours & Co.	3,161,313
89,040	Monsanto Co.	4,819,735

		7,981,048

CAPITAL GOODS (1.0%):
42,000	Deere & Co.	2,916,060

COMMUNICATION SERVICES (1.7%):
216,500	Sprint Corp.	5,159,195

COMMUNICATIONS EQUIPMENT (2.2%):
23,795	Avaya, Inc. (b)	341,458
266,710	Motorola, Inc.	4,198,016
59,200	QUALCOMM, Inc.	2,204,608

		6,744,082

COMPUTER RELATED (5.1%):
249,755	Cisco Systems, Inc. (b)	4,505,580
113,895	Dell, Inc. (b)	4,756,255
32,295	International Business Machines Corp.	3,016,999
38,200	Lexmark International, Inc. (b)	3,183,970

		15,462,804

COMPUTER SOFTWARE/SERVICES (7.9%):
40,200	Adobe Systems, Inc.	2,287,380
17,600	eBay, Inc. (b)	1,434,400
52,600	Intuit, Inc. (b)	2,051,400
304,700	Microsoft Corp.	8,007,516
120,750	Symantec Corp. (b)	2,819,513
79,500	VeriSign, Inc. (b)	2,054,280
155,000	Yahoo!, Inc. (b)	5,457,550

		24,112,039

CONSUMER CYCLICAL (5.1%):
83,830	Bed Bath & Beyond, Inc. (b)	3,377,511
187,335	Gap, Inc. (The)	4,123,243
35,800	NIKE, Inc - Class B	3,101,354
94,495	Wal-Mart Stores, Inc.	4,951,538

		15,553,646

CONSUMER STAPLES (9.3%):
47,300	Anheuser-Busch Cos., Inc.	2,326,214
164,730	Avon Products, Inc.	6,954,900
78,300	Clorox Co.	4,652,586
73,650	Coca-Cola Co. (The)	3,055,739
100,150	Hershey Foods Corp.	5,857,774

100,800	PepsiCo, Inc.	5,412,960

		28,260,173

DIVERSIFIED (6.0%):
83,830	3M Co.	7,071,899
187,235	General Electric Co.	6,764,801
52,430	Illinois Tool Works, Inc.	4,560,361

		18,397,061

ENERGY (7.9%):
69,300	Baker Hughes, Inc.	3,000,690
41,200	ConocoPhillips	3,822,948
128,040	Devon Energy Corp.	5,207,387
49,750	Entergy Corp.	3,458,620
165,700	Exxon Mobil Corp.	8,550,120

		24,039,765

FINANCE (18.2%):
121,735	American Express Co.	6,494,561
72,300	American International Group, Inc.	4,792,767
120,600	Bank of America Corp.	5,592,222
137,700	Citigroup, Inc.	6,754,184
60,800	Fifth Third Bancorp	2,825,376
64,550	Goldman Sachs Group, Inc. (The)	6,961,717
105,550	Mellon Financial Corp.	3,097,893
63,600	Morgan Stanley	3,559,056
116,360	Prudential Financial, Inc.	6,272,968
208,700	U.S. Bancorp	6,271,435
51,325	Wells Fargo & Co.	3,146,223

		55,768,402

HEALTHCARE (16.2%):
83,180	Amgen, Inc. (b)	5,177,123
83,700	Baxter International, Inc.	2,825,712
118,350	Biomet, Inc.	5,027,508
67,500	Eli Lilly & Co.	3,661,200
143,200	Gilead Sciences, Inc. (b)	4,739,920
118,680	Johnson & Johnson	7,678,595
149,375	Medtronic, Inc.	7,840,693
183,360	Pfizer, Inc.	4,429,978
57,450	UnitedHealth Group, Inc.	5,107,305
81,250	Varian Medical Systems, Inc. (b)	3,065,563

		49,553,597

MULTIMEDIA (4.0%):
187,550	Viacom, Inc. - Class B	7,003,117
178,900	Walt Disney Co. (The)	5,121,907

		12,125,024

RESTAURANTS (2.1%):
200,100	McDonald’s Corp.	6,481,239

SEMICONDUCTORS (3.1%):
151,200	Analog Devices, Inc.	5,426,568
174,900	Intel Corp.	3,926,505

		9,353,073

TRANSPORTATION (1.0%):
31,655	FedEx Corp.	3,027,801

UTILITIES (1.6%):
137,200	PG&E Corp. (b)	4,802,000

TOTAL COMMON STOCKS (Cost $258,944,827)		299,166,221

INVESTMENT COMPANY (1.3%):
4,008,390	SEI Daily Income Government II Fund	4,008,390

TOTAL INVESTMENT COMPANY (Cost $4,008,390)		4,008,390

U.S. GOVERNMENT AGENCIES (0.7%):
$2,000,000	FANNIE MAE, 2.39%, 03/14/2005	1,994,400

TOTAL U.S. GOVERNMENT AGENCIES (Cost $1,994,556)		1,994,400

TOTAL INVESTMENTS (Cost $264,947,773) (a) - 100.1%		$305,169,011

Percentages indicated are based on net assets of $304,782,802.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$47,401,872
Unrealized depreciation	(7,180,634)

Net unrealized appreciation	$40,221,238

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Non-income producing security.

See Notes to Portfolios of Investments.

OLD WESTBURY MID CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS	January 31, 2005

(Unaudited)

Shares or Principal Amount	Security Description	Value
COMMON STOCKS (92.1%):
ADVERTISING (2.1%):
392,350	Lamar Advertising Co. (b)	$16,863,203

AEROSPACE & DEFENSE (2.7%):
635,500	Goodrich Corp.	21,797,650

COMMUNICATION SERVICES (0.5%):
53,100	Telephone and Data Systems, Inc.	4,371,192

COMPUTER RELATED (0.1%):
26,000	Cisco Systems, Inc. (b)	469,040

COMPUTER SOFTWARE/SERVICES (7.3%):
179,500	CDW Corp.	10,500,750
307,700	Cognos, Inc. (b)	12,729,549
332,600	FactSet Research Systems, Inc.	17,760,840
467,885	Fiserv, Inc. (b)	17,896,601
19,500	Microsoft Corp.	512,460
25,000	Oracle Corp. (b)	344,250

		59,744,450

CONSUMER CYCLICAL (11.7%):
415,500	BJ’s Wholesale Club, Inc. (b)	11,887,455
333,000	Brinker International, Inc. (b)	12,524,130
480,000	Dick’s Sporting Goods, Inc. (b)	16,320,000
355,781	Dollar Tree Stores, Inc. (b)	9,687,917
439,188	Gentex Corp.	14,857,730
112,100	Manpower, Inc.	5,453,665
455,243	Tiffany & Co.	14,308,287
290,000	Williams-Sonoma, Inc. (b)	10,034,000

		95,073,184

CONSUMER STAPLES (5.4%):
209,300	Anheuser-Busch Cos., Inc.	10,293,374
12,000	Colgate-Palmolive Co.	630,480
592,500	Cott Corp. (b)	14,368,125
231,469	Kraft Foods, Inc.-Class A	7,865,317
221,000	Ralcorp Holdings, Inc.	9,724,000
25,000	Sysco Corp.	874,250

		43,755,546

ENERGY (2.8%):
71,000	Noble Energy, Inc.	4,201,070
349,800	Weatherford International Ltd. (b)	18,983,646

		23,184,716

FINANCE (15.0%):
562,200	Arthur J. Gallagher & Co.	16,669,230
454,000	Associated Banc-Corp.	14,995,620
15,000	Citigroup, Inc.	735,750

412,670	Federated Investors, Inc. - Class B	12,124,245
297,600	Legg Mason, Inc.	22,983,647
151,000	Merrill Lynch & Co., Inc.	9,070,570
275,403	Nationwide Financial Services, Inc. - Class A	10,176,141
411,300	Protective Life Corp.	16,929,108
506,500	SEI Investments Co.	18,922,839

		122,607,150

HEALTHCARE (13.7%):
259,000	Affymetrix, Inc. (b)	10,660,440
296,150	C.R. Bard, Inc.	20,078,970
371,200	Celgene Corp. (b)	10,148,608
491,500	Community Health Systems, Inc. (b)	14,243,670
46,300	Cooper Cos. Inc, (The)	3,551,210
343,000	Fisher Scientific International, Inc. (b)	21,660,450
15,000	Medtronic, Inc.	787,350
384,450	Zimmer Holdings, Inc. (b)	30,313,883

		111,444,581

INDUSTRIALS (12.8%):
256,800	Avery-Dennison Corp.	15,431,112
239,200	Dover Corp.	9,161,360
744,000	Herman Miller, Inc.	19,879,680
852,900	Joy Global, Inc.	23,821,497
613,300	Thomas & Betts Corp. (b)	17,914,493
294,200	W.W. Grainger, Inc.	18,007,982

		104,216,124

MATERIALS (6.5%):
427,000	Bowater, Inc.	16,226,000
50,600	Ecolab, Inc.	1,702,690
595,000	Pactiv Corp. (b)	13,214,950
389,800	Vulcan Materials Co.	22,015,904

		53,159,544

MULTIMEDIA (4.0%):
366,000	E.W. Scripps Co. - Class A (The)	16,967,760
410,500	New York Times Co. - Class A (The)	15,960,240

		32,928,000

SEMICONDUCTORS (1.8%):
16,000	Analog Devices, Inc.	574,240
40,000	Applied Materials, Inc. (b)	636,000
26,600	Intel Corp.	597,170
492,500	Microchip Technology, Inc.	12,829,625

		14,637,035

TRANSPORTATION (5.7%):
332,020	Expeditors International of Washington, Inc.	18,639,603
671,700	JetBlue Airways Corp. (b)	13,292,943
312,000	Landstar System, Inc. (b)	10,851,360
261,000	Southwest Airlines Co.	3,779,280

		46,563,186

TOTAL COMMON STOCKS (Cost $636,732,682)		750,814,601

INDEX-LINKED TRUST (4.7%):
325,000	S&P 400 Mid-Cap Depositary Receipt	38,395,500

TOTAL INDEX-LINKED TRUST (Cost) $28,659,307		38,395,500

U.S. GOVERNMENT AGENCIES (2.7%):
$5,000,000	FANNIE MAE, 2.39%, 03/14/2005	4,985,999
17,000,000	FEDERAL HOME LOAN BANK, 2.25%, 02/10/2005	16,989,375

TOTAL U.S. GOVERNMENT AGENCIES (Cost $21,976,828)		21,975,374

INVESTMENT COMPANY (0.5%):
3,971,200	Federated Trust for U.S. Treasury Obligations	3,971,200

TOTAL INVESTMENT COMPANY (Cost $3,971,200) 100.0%		3,971,200

TOTAL INVESTMENTS (Cost $691,340,017) (a)		$815,156,675

Percentages indicated are based on net assets of $815,134,114.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$145,278,518
Unrealized depreciation	(21,461,860)

Net unrealized appreciation	$123,816,658

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Non-income producing security.

ADR – American Depositary Receipt

See Notes to Portfolios of Investments.

OLD WESTBURY INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS	January 31, 2005

(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (96.2%):
FINLAND (0.4%):
BASIC MATERIALS (0.4%):
198,983	UPM-Kymmene Oyj	$4,212,400

FRANCE (9.2%):
BUILDING PRODUCTS (1.7%):
168,203	Lafarge SA	17,343,544

CHEMICALS (1.1%):
65,610	L’Air Liquide SA	11,280,867

CONSUMER GOODS (0.7%):
177,194	Valeo SA	7,220,473

DIVERSIFIED (1.2%):
186,199	LVMH Moet Hennessy Louis Vuitton SA	12,936,959

FINANCE (1.7%):
239,178	BNP Paribas SA	17,257,047

HEALTHCARE (0.3%):
47,002	Sanofi-Aventis SA	3,507,676

MULTIMEDIA (1.0%):
319,430	Vivendi Universal SA (b)	10,105,856

SERVICES (1.5%):
366,848	Accor SA	16,048,548

		95,700,970

GERMANY (7.7%):
COMPUTER SOFTWARE/SERVICES (0.7%):
50,304	SAP AG	7,796,721

DIVERSIFIED (2.0%):
256,560	Siemens AG - Registered	20,400,763

FINANCE (2.3%):
282,200	Deutsche Bank AG - Registered	23,947,801

HEALTHCARE (0.4%):
51,428	Fresenius Medical Care AG	4,167,812

INSURANCE (0.8%):
71,985	Allianz AG-Registered	8,557,846

TELECOMMUNICATIONS (1.5%):
731,225	Deutsche Telekom AG (b)	15,813,393

		80,684,336

HONG KONG (11.2%):
DIVERSIFIED (7.3%):
17,076,635	China Resources Enterprises Ltd.	24,958,479
9,127,907	Citic Pacific Ltd.	25,570,170
2,836,900	Hutchison Whampoa Ltd.	25,823,395

		76,352,044

SEMICONDUCTORS AND RELATED SERVICES (1.0%):
52,593,905	Semiconductor Manufacturing (b)	10,721,203

TELECOMMUNICATIONS (1.6%):
5,259,993	China Mobile (Hong Kong) Ltd.	16,488,266

TRANSPORTATION (1.3%):
41,535,132	Sinotrans Ltd. - Class H	13,578,967

		117,140,480

ITALY (3.0%):
ENERGY (1.9%):
794,634	Eni SpA	19,308,151

MULTIMEDIA (1.1%):
826,883	Mediaset SpA	11,522,571

		30,830,722

JAPAN (30.0%):
BASIC MATERIALS (1.2%):
5,238,924	Nippon Steel Corp.	12,761,189

BUILDING PRODUCTS (0.9%):
653,067	Hitachi Construction Machinery Co. Ltd.	9,348,917

COMPUTER SOFTWARE/SERVICES (0.9%):
91,902	Nomura Research Institute, Ltd.	9,105,365

CONSUMER GOODS (5.2%):
725,792	Aeon Co., Ltd.	12,207,028
213,745	Honda Motor Co. Ltd.	11,218,746
582,173	Ricoh Co., Ltd.	10,292,344
263,976	Toyota Motor Corp.	10,282,957
698,045	Yamaha Corp.	10,667,528

		54,668,603

DIVERSIFIED (1.3%):
1,529,293	Sumitomo Corp.	13,126,598

ELECTRONICS & ELECTRICAL EQUIPMENT (4.5%):
36,867	Elpida Memory (b)	1,436,122
2,286,213	NEC Corp.	13,126,582
194,073	Nitto Denko Corp.	10,336,303
719,934	Sumitomo Electric Industries Ltd.	7,877,486
241,690	Tokyo Electron Ltd.	14,110,556

		46,887,049

ENERGY (0.6%):
255,673	Tokyo Electric Power Co., Inc.	6,104,222

FINANCE (7.0%):
2,364	Mitsubishi Tokyo Financial Group, Inc.	22,324,954
1,115,056	Nomura Holdings, Inc.	14,669,095

4,988,337	Resona Holdings, Inc. (b)	10,173,883
551	Sapporo Hokuyo Holdings, Inc.	3,914,601
1,030,862	Sompo Japan Insurance, Inc.	10,123,781
174,420	Takefuji Corp.	12,240,000

		73,446,314

HEALTHCARE (0.9%):
200,225	Takeda Pharmaceutical Co. Ltd.	9,522,082

MACHINERY / MACHINE TOOLS (2.5%):
2,076,110	Amada Co. Ltd.	12,241,333
114,005	SMC Corp.	13,333,918

		25,575,251

MULTIMEDIA (0.9%):
139,621	Sega Sammy Holdings, Inc. (b)	9,001,712

REAL ESTATE (2.2%):
1,429	NTT Urban Development Corp.	6,397,993
1,174,912	Sumitomo Realty & Development Co. Ltd.	16,444,566

		22,842,559

TELECOMMUNICATIONS (1.0%):
6,127	NTT DoCoMo, Inc.	10,660,287

TRANSPORTATION (0.9%):
1,221,423	Keio Electric Railway Co. Ltd.	7,272,694
459,016	Sumitomo Warehouse Co. Ltd. (The)	2,391,471

		9,664,165

		312,714,313

NETHERLANDS (5.4%):
CONSUMER GOODS (0.9%):
137,781	Unilever NV CVA	8,980,220

ELECTRONICS & ELECTRICAL EQUIPMENT (1.0%):
404,604	Philips Electronics NV	10,580,075

ENERGY (1.7%):
304,339	Royal Dutch Petroleum Co.	17,673,923

FINANCE (1.8%):
645,593	ING Groep - NV CVA	18,581,703

		55,815,921

NORWAY (1.2%):
TELECOMMUNICATIONS (1.2%):
1,381,538	Telenor ASA	12,721,044

SINGAPORE (1.7%):
REAL ESTATE (1.7%):
4,292,327	City Developments Ltd.	17,965,563

SPAIN (2.3%):
FINANCE (1.2%):
730,235	Banco Bilbao Vizcaya Argentaria SA	12,298,518

TELECOMMUNICATIONS (1.1%):
641,611	Telefonica SA	11,675,752

		23,974,270

SWEDEN (0.9%):
MACHINERY / MACHINE TOOLS (0.9%):
228,148	Sandvik AB	9,306,632

SWITZERLAND (5.0%):
FINANCE (1.3%):
346,281	Credit Suisse Group	13,941,562

HEALTHCARE (3.7%):
464,714	Novartis AG - Registered	22,287,503
144,702	Roche Holding AG - Genusschein	15,413,776

		37,701,279

		51,642,841

UNITED KINGDOM (18.2%):
CONSUMER GOODS (2.6%):
1,410,521	Compass Group Plc	6,411,520
1,716,903	Kingfisher Plc	9,876,657
1,842,714	Tesco Plc	10,713,352

		27,001,529

ENERGY (0.6%):
680,356	BP Plc	6,711,232

FINANCE (9.6%):
791,200	Barclays Plc	8,685,076
1,700,188	HSBC Holdings Plc	28,171,053
2,783,573	Prudential Plc	24,150,427
1,186,500	Reuters Group Plc	8,912,261
881,344	Royal Bank of Scotland Group Plc (The)	29,273,132

		99,191,949

HEALTHCARE (2.1%):
1,004,074	GlaxoSmithKline Plc	22,251,944

TELECOMMUNICATIONS (2.0%):
8,189,399	Vodafone Group Plc	21,161,038

TOBACCO (1.3%):
792,214	British American Tobacco Plc	13,746,582

		190,064,274

TOTAL COMMON STOCKS (Cost $848,255,543)		1,002,773,766

INVESTMENT COMPANY (2.1%):
21,758,400	Federated Trust for U.S. Treasury Obligations	21,758,400

TOTAL INVESTMENT COMPANY (Cost $21,758,400)		21,758,400

INDEX-LINKED TRUST (1.9%):
125,023	iShares EAFE Index Fund	19,616,109

TOTAL INDEX-LINKED TRUST (Cost $19,896,779)		19,616,109

WARRANT (0.0%):
SINGAPORE (0.0%):
REAL ESTATE (0.0%):
105,279	City Developments Ltd., Expires 05/10/2006	283,151

TOTAL WARRANT (Cost $0)		283,151

TOTAL INVESTMENTS (Cost $889,910,722) (a) - 100.2%		$1,044,431,426

Percentages indicated are based on net assets of $1,042,228,613.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$170,979,115
Unrealized depreciation	(16,458,411)

Net unrealized appreciation	$154,520,704

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Non-income producing security.

See Notes to Portfolios of Investments.

OLD WESTBURY FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS	January 31, 2005

(Unaudited)

Shares or Principal Amount	Security Description	Value
U.S. GOVERNMENT AGENCIES (58.4%):
FANNIE MAE (17.2%):
$3,900,000	2.30%, 02/07/2005	$3,898,452
2,200,000	2.40%, 03/16/2005	2,193,589
4,600,000	2.42%, 03/21/2005	4,585,036
400,000	5.75%, 06/15/2005	404,497
2,045	8.00%, 09/01/2006	2,108
2,000,000	7.25%, 01/15/2010, Series B	2,285,474
30,280	7.50%, 08/01/2025, Pool #250322	32,542

		13,401,698

FEDERAL AGRICULTURAL MORTGAGE CORP. (0.7%):
500,000	5.90%, 03/03/2009, MTN	537,710

FEDERAL HOME LOAN BANKS (39.2%):
7,600,000	2.25%, 02/10/2005	7,595,477
500,000	4.38%, 02/15/2005, Series 8905	500,325
815,000	5.38%, 02/15/2005	815,842
500,000	7.13%, 02/15/2005	500,853
100,000	7.59%, 03/10/2005, Series Q-05	100,525
1,000,000	2.42%, 03/28/2005	996,272
600,000	4.13%, 05/13/2005, Series GJ05	602,450
650,000	7.25%, 05/13/2005	658,522
4,095,000	3.00%, 08/15/2005, Series YH05	4,097,535
500,000	3.25%, 08/15/2005, Series 322	500,973
900,000	1.50%, 08/19/2005, Series 449	893,225
850,000	5.38%, 02/15/2006, Series 2E06	868,106
1,550,000	4.75%, 05/15/2006, Series 6F06	1,578,266
2,450,000	5.38%, 05/15/2006	2,513,832
395,000	5.25%, 08/15/2006	406,104
4,495,000	4.88%, 11/15/2006, Series TV06	4,606,951
500,000	6.50%, 11/15/2006, Series TD06	526,428
1,100,000	2.88%, 02/15/2007, Series T307	1,086,814
700,000	4.88%, 05/15/2007, Series IH07	719,990
1,000,000	6.63%, 11/15/2010, Series ID10	1,124,353

		30,692,843

FREDDIE MAC (0.0%):
1,587	7.50%, 05/01/2005, Pool #140094	1,601

GOVERNMENT NATIONAL MORTGAGE ASSOC. (0.4%):
287,912	9.00%, 10/15/2017, Pool #780291	313,508
903	9.50%, 02/15/2020, Pool #285639	1,014

		314,522

PRIVATE EXPORT FUNDING (0.9%):
380,000	6.62%, 10/01/2005, Series WW	389,045
300,000	5.34%, 03/15/2006, Series M	306,852

		695,897

TOTAL U.S. GOVERNMENT AGENCIES (Cost $45,368,171)		45,644,271

U.S. GOVERNMENT SECURITIES (32.4%):
U.S. TREASURY BONDS (17.3%):
6,000,000	6.00%, 02/15/2026	7,068,750
5,905,000	5.25%, 02/15/2029	6,402,774

		13,471,524

U.S. TREASURY NOTES (15.1%):
1,025,000	5.75%, 11/15/2005	1,047,462
500,000	6.88%, 05/15/2006	523,789
2,300,000	7.00%, 07/15/2006	2,425,422
925,000	6.50%, 10/15/2006	975,007
1,900,000	6.13%, 08/15/2007	2,026,914
2,250,000	4.75%, 11/15/2008	2,346,417
1,000,000	4.25%, 01/15/2010, (b)	1,305,670
500,000	5.75%, 08/15/2010	549,414
500,000	3.00%, 07/15/2012, (b)	590,318

		11,790,413

TOTAL U.S. GOVERNMENT SECURITIES (Cost $23,423,525)		25,261,937

CORPORATE BONDS (6.9%):
CHEMICALS (2.6%):
1,950,000	Union Carbide Corp., 6.79%, 06/01/2025, (put 06/01/2005)	1,967,063

CONSUMER CYCLICAL (0.5%):
402,021	Wal-Mart Stores, Inc., Series 92A1, 7.49%, 06/21/2007	424,582

ENERGY (0.6%):
475,000	Illinova Corp., 6.75%, 03/15/2005	476,903

FINANCE (1.5%):
500,000	General Motors Acceptance Corp., MTN, 6.75%, 01/15/2006	511,047
390,000	John Deere Capital Corp., 5.13%, 10/19/2006	399,819
252,000	Natural Rural Utilities Cooperative Finance Corp., 5.75%, 11/01/2008	267,664

		1,178,530

HEALTHCARE (0.2%):
130,000	Kaiser Foundation Hospital, 9.55%, 07/15/2005	133,701

INDUSTRIALS (1.2%):
931,205	3M Employee Stock Ownership Plan Trust *, 5.62%, 07/15/2009	966,936

YANKEE (0.3%):
200,000	BP Canada Energy Co., 6.75%, 02/15/2005	200,283

TOTAL CORPORATE BONDS (Cost $5,266,383)		5,347,998

MUNICIPAL BONDS (1.8%):
ALABAMA (1.4%):
1,000,000	Alabama Special Care Facilities	1,061,940

	Finance Authority, Mobile Hospital
	Revenue Bonds Charity Obligation
	Group, Series A, 5.00%, 11/01/2014,
	(Escrowed to Maturity)
NEW YORK (0.0%):
25,000	New York State Dormitory Authority	24,192

	Revenue Bonds, Taxable, Series B,
	2.60%, 12/15/2007
TEXAS (0.4%):
320,000	Texas State GO, Taxable, 6.15%, 12/01/2006	329,878

TOTAL MUNICIPAL BONDS (Cost $1,408,126)		1,416,010

INVESTMENT COMPANY (1.2%):
927,000	SEI Daily Income Government II Fund	927,000

TOTAL INVESTMENT COMPANY (Cost $927,000)		927,000

TOTAL INVESTMENTS (Cost $76,393,205) (a) - 100.7%		$78,597,216

Percentages indicated are based on net assets of $78,044,328.

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting by $906,222. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,532,762
Unrealized depreciation	(234,973)

Net unrealized appreciation	$1,297,789

(b)	Inflation protected security.

*	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board.

GO—General Obligations

MTN—Medium Term Note

See Notes to Portfolios of Investments.

OLD WESTBURY MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS	January 31, 2005

(Unaudited)

Shares or Principal Amount	Security Description	Value
MUNICIPAL BONDS (95.0%):
ALABAMA (0.6%):
$110,000	Alabama State Public School & College Revenue Bonds, Series C, 5.00%, 05/01/2013, (FSA)	$119,831

400,000	Alabama Water Pollution Control Authority Revenue Bonds, 5.50%, 08/15/2014, (AMBAC)	447,316

		567,147

ARIZONA (0.9%):
800,000	Arizona State Transportation Board Grant Anticipation Revenue Bonds, Series A, 5.00%, 07/01/2014	892,096

ARKANSAS (0.2%):
200,000	Beaver Water District, Benton & Washington County Revenue Bonds, 3.00%, 11/15/2006, (AMBAC)	202,078

CALIFORNIA (5.7%):
1,155,000	Alameda GO, 5.00%, 08/01/2033, (MBIA)	1,215,638

2,500,000	California State GO, 5.00%, 02/01/2029	2,627,050

500,000	Los Altos School District GO, Series B, 5.00%, 08/01/2017	540,215

100,000	Los Angeles Unified School District GO, Series A-1, 5.00%, 07/01/2017	110,249

200,000	Napa Valley Unified School District GO, 5.00%, 08/01/2017, (MBIA)	219,568

500,000	San Jose Unified School District GO, Santa Clara County, Series A, 5.25%, 08/01/2016, (FSA)	563,120

150,000	Vista Unified School District GO, 5.00%, 08/01/2017, (FSA)	166,143

		5,441,983

COLORADO (2.6%):
1,000,000	Colorado Health Facility Authority Revenue Bonds, ARCS-Series B-1, 1.70%, 12/01/2025, *	1,000,000

650,000	Colorado Water Reserve & Power Development Revenue Bonds, Series C, 5.00%, 09/01/2015, (MBIA)	723,710

200,000	Denver City & County Medical Facilities GO, Series B, 4.25%, 08/01/2017, (MBIA)	205,312

485,000	Longmont Sales & Use Tax Revenue Bonds, 5.63%, 11/15/2017	545,804

		2,474,826

CONNECTICUT (2.2%):
1,385,000	Danbury GO, 5.00%, 08/01/2014, (FGIC)	1,552,779

500,000	Torrington GO, 4.88%, 09/15/2005, (FGIC)	508,695

FLORIDA (4.4%):		2,061,474

200,000	Clearwater Housing Authority Revenue Bonds, 4.95%, 06/01/2007, (FSA)	208,854

500,000	Florida State Department Transportation Turnpike Revenue Bond, Series A, 5.00%, 07/01/2029	526,530

250,000	Florida State Division of Bond Finance Department General Services Revenue Bonds, Series A, 5.38%, 07/01/2010, (FGIC)	276,563

450,000	Jacksonville Transportation Revenue Bond, 1.70%, 10/01/2020, (XLCA)*	450,000

1,100,000	Jacksonville Transportation Revenue Bond, Series A, 1.85%, 10/01/2032, (XLCA)*	1,100,000

1,000,000	Miami-Dade County School Board, Series B, 1.80%, 08/01/2027, (AMBAC)*	1,000,000

400,000	Miami-Dade County Water & Sewer Revenue Bonds, 4.00%, 10/01/2005, (MBIA)	405,008

150,000	Port Orange Water & Sewer Revenue Bonds, 5.00%, 10/01/2016, (AMBAC)	164,769

		4,131,724

HAWAII (0.2%):
200,000	Hawaii State GO, Series CS, 5.00%, 04/01/2009	217,326

ILLINOIS (9.6%):
400,000	Chicago Board of Education, Chicago School Reformatory GO, 6.75%, 12/01/2008, (AMBAC)	457,420

1,000,000	Chicago Board of Education, Series B-1, 1.75%, 03/01/2032, (CIFG)*	999,999

150,000	Chicago GO, Series A-2, 6.25%, 01/01/2013, (AMBAC)	178,971

315,000	Chicago GO, Series B, 5.00%, 01/01/2011, (AMBAC)	346,554

225,000	Chicago Neighborhoods Alive 21 Program GO, Series A, 5.88%, 01/01/2019, (FGIC)	257,420

115,000	Cook County School District No. 100 Berwyn South GO, Series D, 3.25%, 12/01/2007, (FSA)	117,244

155,000	Cook County School District No. 100 Berwyn South GO, Series D, 4.00%, 12/01/2011, (FSA)	162,256

150,000	Cook County School District No. 100 Berwyn South GO, Series D, 5.00%, 12/01/2012, (FSA)	166,257

285,000	Cook County School District No. 100 Berwyn South GO, Series D, 5.00%, 12/01/2013, (FSA)	317,442

150,000	Cook County School District No. 153 Homewood GO, Series A, 5.00%, 12/01/2009	163,878

285,000	Cook County School District No. 92.5 Westchester GO, 5.00%, 12/01/2010, (FSA)	314,136

150,000	Du Page County Community Unit School District No. 202 Lisle GO, 5.55%, 12/30/2017, (FSA)	166,599

100,000	Du Page County High School District No. 087 Glenbard Township GO, Series A, 4.50%, 12/01/2005	101,832

260,000	Freeport Sewer System Improvements GO, 5.55%, 12/01/2014, (AMBAC)	297,383

100,000	Gail Borden Public Library District GO, 4.63%, 12/15/2008, (FGIC)	106,755

400,000	Illinois State GO, First Series, 5.00%, 12/01/2009, (FSA)	437,008

500,000	Illinois State GO, First Series, 5.50%, 08/01/2015	555,129

400,000	Illinois State Sales Tax Revenue Bonds, Series Z, 5.00%, 06/15/2012	432,252

210,000	Kane County Community Unit School District No. 304 Geneva GO, 6.10%, 06/01/2006, (FGIC)	220,200

80,000	Northern Illinois University Auxiliary Facilities Systems Revenue Bonds, 5.50%, 04/01/2013, (AMBAC)	88,326

100,000	Piatt, Champaign & De Witt Counties Community School District No. 025 GO, Series B, 4.60%, 10/01/2012, (MBIA)	107,960

100,000	Rockford GO, Series A, 5.38%, 12/15/2013, (FSA)	111,025

2,000,000	Rosemont GO, Series A, 5.00%, 12/01/2019, (FGIC)	2,161,319

460,000	University of Illinois Certificates of Participation, U I-Intergrate Project, 5.00%, 10/01/2014, (AMBAC)	512,135

250,000	Will County, School District No. 122 GO, Series B, 5.20%, 11/01/2016, (FGIC)	272,343

		9,051,843

INDIANA (9.0%):
150,000	Avon Two Thousand School Building Corp., First Mortgage Revenue Bonds, 5.00%, 07/15/2006, (FGIC)	155,589

100,000	East Allen Multiple School Building Corp., First Mortgage Revenue Bonds, 5.05%, 07/15/2005, (FSA)	101,358

315,000	East Allen Multiple School Building Corp., First Mortgage Revenue Bonds, 5.00%, 07/10/2014, (FSA)	340,502

115,000	East Allen Multiple School Building Corp., First Mortgage Revenue Bonds, 5.13%, 07/10/2015, (FSA)	124,581

460,000	Franklin Community Multiple School Building Corp., First Mortgage Revenue Bonds, 5.13%, 07/15/2012, ( FSA)	504,206

75,000	Franklin Township School Building Corp., Marion County, First Mortgage Revenue Bonds, 5.75%, 07/15/2010	85,338

605,000	Hammond Independent School Building Corp., First Mortgage Revenue Bonds, 5.00%, 07/15/2023, (MBIA)	648,596

175,000	Huntington Countywide School Building Corp. II, First Mortgage Revenue Bonds, 5.38%, 07/15/2016, (MBIA)	195,137

485,000	Indiana Bond Bank, Special Program-South Bend Revenue Bonds, Series E, 5.00%, 09/01/2016, (MBIA)	522,995

250,000	Indiana Bond Bank, Special Project Revenue Bonds, Series A, 6.25%, 02/01/2011, (AMBAC)	288,260

1,000,000	Indiana Health Facilities Finance Authority Revenue Bonds, Series E-4 1.75%, 11/15/2036, (AMBAC)*,	1,000,001

275,000	Indianapolis-Marion County Public Library GO, Series A, 4.60%, 07/01/2018	287,628

145,000	Lebanon Middle School Building Corp., First Mortgage Revenue Bonds, 5.05%, 07/15/2011, (FSA)	159,539

400,000	Marion County Convention & Recreational Facilities Authority Excise Tax Revenue Bonds, Series A, 5.50%, 06/01/2013, (MBIA)	450,352

700,000	Mount Vernon of Hancock County Multiple School Building Corp., First Mortgage Revenue Bonds, Series A, 5.25%, 01/15/2014, (State Aid Withholding)	762,993

170,000	Noblesville Elementary Intermediate School Building Corp., First Mortgage GO, 5.30%, 07/15/2009, (FSA)	186,990

205,000	Noblesville Elementary Intermediate School Building Corp., First Mortgage GO, 5.50%, 07/15/2012, (FSA)	229,327

500,000	Noblesville Industrial Redevelopment Authority, Economic Development Revenue Bonds, 5.00%, 07/15/2016, (AMBAC)	541,130

460,000	Noblesville Southeastern Public Library Building Corp., First Mortgage Revenue Bonds, 5.00%, 07/15/2014, (FGIC)	507,260

130,000	Noblesville West School Building Corp., First Mortgage Revenue Bonds, 4.65%, 07/05/2005, (State Aid Withholding)	131,284

160,000	Northern Wells Community School Building Corp., First Mortgage Revenue Bonds, 5.00%, 01/15/2016, (FGIC)	172,891

370,000	Northern Wells Community School Building Corp., First Mortgage Revenue Bonds, 5.00%, 07/15/2016, (FGIC)	399,811

500,000	Westfield Independent Multi-School Building Corp. First Mortgage Revenue Bonds, Series A, 5.00%, 07/15/2023, (FSA)	533,925

135,000	Westfield-Washington Elementary Building Corp., First Mortgage Revenue Bonds, 4.75%, 01/15/2011, (FGIC)	146,329

		8,476,022

IOWA (0.3%):

250,000	Iowa City Packaging Facilities Revenue Bonds, 5.88%, 07/01/2015, (MBIA)	282,905

KANSAS (2.7%):

975,000	Johnson County Water District No. 001 Water Revenue Bonds, 5.00%, 12/01/2013	1,069,916

1,310,000	Wyandotte County Unified School District No. 202 GO, Series A, 5.25%, 09/01/2015, (AMBAC)	1,496,230

		2,566,146

KENTUCKY (0.6%):

195,000	Harlan County School District Finance Corp., School Building Revenue Bonds, Second Series, 4.20%, 06/01/2015	203,093

200,000	Harlan County School District Finance Corp., School Building Revenue Bonds, Second Series, 4.30%, 06/01/2016	209,383

120,000	Hopkins County Detention Facility Project GO, 5.63%, 02/01/2016, (FGIC)	134,476

		546,952

MAINE (0.3%):

250,000	Maine Municipal Bond Bank Revenue Bonds, Series B, 5.25%, 11/01/2015	275,593

MASSACHUSETTS (2.1%):

260,000	Lawrence GO, 4.63%, 03/15/2014, (MBIA-State Aid Withholding)	278,946

500,000	Massachusetts State Consolidation Loan GO, Series D, 5.50%, 11/01/2015	578,205

1,000,000	Massachusetts State Special Obligation Consolidation Loan Revenue Bonds, Series A, 5.50%, 06/01/2016, (FGIC)	1,168,310

		2,025,461

MICHIGAN (6.0%):

130,000	Central Montcalm Public Schools GO, 5.35%, 05/01/2011, (MBIA Q-SBLF)	141,921

250,000	Detroit Water Supply System Revenue Bonds, Senior Lien, Series A, 5.00%, 07/01/2013, (FGIC)	272,110

240,000	Dundee Community School District School Building & Site GO, 5.38%, 05/01/2014, (Q-SBLF)	263,546

250,000	Dundee Community School District School Building & Site GO, 5.38%, 05/01/2019, (Q-SBLF)	274,528

325,000	East Lansing School District School Building & Site GO, 5.35%, 05/01/2016, (Q-SBLF)	357,650

150,000	Galesburg-Augusta Community Schools GO, 5.38%, 05/01/2014, (Q-SBLF)	164,717

275,000	Gibraltar School District Judgement Bonds GO, 5.00%, 05/01/2007, (MBIA)	290,400

500,000	Livonia Public School District Building & Site GO, 5.63%, 05/01/2014, (FGIC)	567,120

1,000,000	Michigan State Hospital Finance Authority Revenue Bonds, Group B-5, 1.70%, 11/15/2026, (MBIA)*	999,999

750,000	Michigan State Trunk Line Revenue Bonds, Series A, 5.25%, 11/01/2013	851,122

345,000	Portage Public School Building & Site GO, 5.00%, 05/01/2014, (FSA)	377,844

150,000	St. John’s Public Schools GO 5.00%, 05/01/2013, (FGIC Q-SBLF),	159,441

150,000	Van Buren County GO, 5.00%, 05/01/2015, (AMBAC)	161,190

375,000	Warren Transportation Fund GO, 5.00%, 06/01/2016	399,668

400,000	Zeeland Public Schools GO, 5.00%, 05/01/2020, (Q-SBLF)	425,980

		5,707,236

MINNESOTA (0.6%):

500,000	Minnesota Public Facilities Authority Water Pollution Control Revenue Bonds, Series A, 5.13%, 03/01/2013	547,120

MISSOURI (1.1%):

1,000,000	Missouri State Health & Educational Facitlities Authority Revenue Bonds, Series B, 1.70%, 06/01/2020, *	1,000,000

NEBRASKA (0.2%):

185,000	Douglas County School District No. 054 Ralston Public School GO, 4.60%, 12/15/2012, (FSA)	198,353

NEVADA (2.2%):

1,000,000	Nevada State GO, Series C, 5.00%, 07/01/2005	1,012,070

500,000	Washoe County GO, 5.00%, 06/01/2017, (MBIA)	521,725

525,000	Washoe County School District GO, 5.13%, 06/01/2011, (FGIC)	572,381

		2,106,176

NEW JERSEY (6.2%):
185,000	Evesham Municipal Utilities Authority Revenue Bonds, Series A, 4.00%, 07/01/2013, (AMBAC)	191,355

200,000	Freehold Regional High School District GO, 5.00%, 03/01/2018, (FGIC)	225,650

495,000	Gloucester County Authority Lease Revenue Bonds, Series A, 5.00%, 12/01/2018, (AMBAC)	539,916

310,000	New Jersey State Certificates of Participation, 5.25%, 06/15/2011, (FSA)	340,616

105,000	New Jersey State Educational Facilities Authority, Drew University Revenue Bonds, Series C, 4.00%, 07/01/2013, (FGIC)	109,416

200,000	New Jersey State Transportation Authority Systems Revenue Bonds, Series A, 5.25%, 12/15/2012, (AMBAC)	225,932

670,000	New Jersey State Transportation Authority Systems Revenue Bonds, Series C, 5.38%, 12/15/2007	721,791

1,000,000	New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, 5.25%, 12/15/2018	1,115,780

1,000,000	New Jersey State Turnpike Authority Revenue Bonds, Series D-9, 1.75%, 01/01/2024, *	1,000,000

1,235,000	Passaic Valley Water Commission, Water Supply Revenue Bonds, 5.00%, 12/15/2018, (FSA)	1,396,390

		5,866,846

NEW MEXICO (1.1%):

1,000,000	New Mexico Finance Authority, State Office Building Tax Revenue Bonds, Series A, 5.00%, 06/01/2015	1,080,900

NEW YORK (6.1%):

450,000	Bath Central School District GO, 4.50%, 06/15/2015, (FGIC-State Aid Withholding)	478,080

1,000,000	Long Island Power Authority Electric System Revenue Bonds, Series H, 1.80%, 05/01/2033, (XLCA)*	1,000,000

1,000,000	Metropolitan Transportation Authority Revenue Bonds, Series A, 5.50%, 11/15/2013, (AMBAC)	1,155,780

20,000	New York City GO, Series D, 6.00%, 02/15/2020, (pre-refunded 02/15/2005 @ 101)	20,227

150,000	New York Local Government Assistance Corp. Revenue Bonds, Series B, 5.25%, 04/01/2005, (MBIA)	150,800

1,000,000	New York State Dormitory Authority Revenue Bonds, Series 3-C, 1.65%, 07/01/2028, (FSA)*	1,000,000

1,000,000	New York State Energy Research & Development Authority Pollution Control Revenue Bonds, 1.65%, 08/01/2028, (AMBAC)*	1,000,000

100,000	Sherrill School District GO, 5.00%, 06/15/2014, (FGIC-State Aid Withholding)	110,140

100,000	Triborough Bridge & Tunnel Authority Revenue Bonds, Series B, 5.00%, 11/15/2007	106,539

400,000	Webster Central School District GO, 5.00%, 06/15/2014, (FSA - State Aid Withholding)	446,532

300,000	William Floyd Union Free School District, Mastics-Moriches-Shirley GO, 5.00%, 06/15/2012, (MBIA-State Aid Withholding)	333,099

		5,801,197

NORTH CAROLINA (0.6%):

300,000	Brunswick County GO, 5.00%, 05/01/2015, (FGIC)	330,930

250,000	Raleigh GO, 4.40%, 06/01/2014	262,505

		593,435

OHIO (4.4%):

100,000	Cincinnati GO, 5.00%, 12/01/2012	108,390

300,000	Cincinnati GO, 5.00%, 12/01/2015	326,157

175,000	Clearview Local School District School Improvement GO, 6.65%, 12/01/2017, (School District Credit Program)	230,076

1,000,000	Delaware City School District GO, 5.00%, 12/01/2015, (MBIA)	1,114,970

420,000	Lorain City School District, Classroom Facilities Improvement GO, 5.00%, 12/01/2012, (MBIA-School District Credit Program)	467,964

1,000,000	Stark County GO, 5.25%, 12/01/2015, (AMBAC)	1,145,860

500,000	Toledo City School District, School Facilities Improvement GO, 5.00%, 12/01/2015, (FSA-School District Credit Program)	552,510

175,000	Wellston City School District GO, 5.80%, 12/01/2013	205,767

		4,151,694

OREGON (0.8%):

400,000	Oregon State Department of Administrative Services Certificates of Participation, Series C, 5.00%, 11/01/2008, (MBIA)	433,132

335,000	Oregon State Department of Administrative Services GO, 5.00%, 12/01/2013	369,371

		802,503

PENNSYLVANIA (0.2%):

215,000	New Castle Area School District GO, 4.40%, 03/01/2011, (MBIA-State Aid Withholding)	230,123

PUERTO RICO (0.6%):
500,000	Puerto Rico Housing Finance Authority, Single Family Revenue Bonds, 5.00%, 12/01/2012, (HUD Loan)	549,470

RHODE ISLAND (0.6%):

500,000	Rhode Island State Economic Development Corp. Department of Transportation Revenue Bonds, Series A, 5.00%, 06/15/2014, (FSA) SOUTH CAROLINA (1.4%):	552,060

250,000	McCormick County School District GO, 5.00%, 03/01/2012, (SCSDE)	276,128

1,000,000	Richland County School District No. 001 GO, 4.75%, 03/01/2014,	1,098,530

		1,374,658

TENNESSEE (2.4%):

120,000	Kingsport GO, 5.00%, 03/01/2014, (AMBAC)	133,474

340,000	Kingsport GO, 5.00%, 03/01/2015, (AMBAC)	374,391

900,000	Kingsport Water & Sewer GO, Series B, 5.00%, 03/01/2014, (AMBAC)	1,001,052

685,000	Robertson County GO, 4.50%, 06/01/2014, (MBIA)	734,224

		2,243,141

TEXAS (8.6%):

110,000	Alief Independent School District GO, 5.00%, 02/15/2013, (PSF-GTD)	119,526

750,000	Allen Independent School District GO, 5.00%, 02/15/2021, (PSF-GTD)	807,562

765,000	Dallas Waterworks & Sewer System Revenue Bonds, Series A, 4.00%, 10/01/2015	782,213

125,000	Donna Independent School District, 5.00%, 02/15/2029, (PSF-GTD)	130,444

220,000	Euless GO, Series A, 5.00%, 02/15/2022, (AMBAC)	235,140

500,000	Fort Worth Independent School District GO, 5.75%, 02/15/2012, (PSF-GTD)	560,560

600,000	Frisco Independent School District School Building GO, Series B, 5.50%, 07/15/2013, (MBIA)	687,114

240,000	Garland GO, 4.50%, 02/15/2019	246,550

470,000	Gregory Portland Independent School District GO, 5.50%, 08/15/2019, (PSF-GTD)	520,647

100,000	Houston GO, Series A, 5.00%, 03/01/2005	100,235

350,000	Klein Independent School District GO, 5.00%, 08/01/2018, (PSF-GTD)	380,247

255,000	Laredo GO, 5.38%, 08/15/2020, (FGIC)	279,273

220,000	McKinney GO, 5.20%, 08/15/2014, (FGIC)	236,410

210,000	Montgomery County Municipal Utility	216,443

	District No. 47 Waterworks & Sewer GO, 6.70%, 10/01/2012, (AMBAC)

250,000	Montgomery County Municipal Utility District No. 47 Waterworks & Sewer GO, 6.13%, 10/01/2015, (AMBAC)	256,730

290,000	New Braunfels Independent School GO, 5.75%, 02/01/2014, (PSF-GTD)	326,163

150,000	San Antonio GO, 5.25%, 08/01/2013	169,145

295,000	San Felipe Del Rio Independent School District GO, 5.38%, 08/15/2016, (PSF-GTD)	327,140

100,000	Texas State Public Finance Authority Park & Wildlife GO, 5.50%, 10/01/2005	102,224

635,000	Texas State Public Finance Authority Park & Wildlife GO, 5.90%, 10/01/2017	722,217

105,000	Waller Independent School District GO, 5.13%, 02/15/2027, (PSF-GTD)	111,132

630,000	Ysleta Independent School District Public Facility Corp. Lease Revenue Bonds, 5.50%, 11/15/2010, (AMBAC)	704,428

		8,021,543

VIRGINIA (1.4%):

100,000	Hampton Public Improvement GO, 5.00%, 01/15/2014, (State Aid Withholding)	111,602

1,100,000	Newport News GO, Series C, 5.00%, 05/01/2017	1,215,236

		1,326,838

WASHINGTON (2.7%):

400,000	King County School District No. 403 Renton GO, 4.00%, 12/01/2005, (FSA-School Board Guaranty)	406,028

250,000	Snohomish County School District No. 006 Mukilteo GO, 5.35%, 12/01/2015, (School Board Guaranty)	280,478

500,000	Snohomish County School District No. 015 Edmonds GO, Series A, 5.00%, 12/01/2015, (FSA-School Board Guaranty)	559,430

100,000	Washington State GO, Series A, 4.75%, 07/01/2016	103,161

540,000	Washington State, Motor Vehicle Fuel Tax GO, Series R4B, 5.00%, 07/01/2014, (MBIA)	594,837

575,000	Washington State, Motor Vehicle Fuel Tax GO, Series R4B, 5.00%, 07/01/2015, (MBIA)	629,895

		2,573,829

WEST VIRGINIA (0.3%):

275,000	West Virginia University Revenue Bonds, Series A, 5.50%, 04/01/2017, (MBIA)	319,591

WISCONSIN (6.1%):

135,000	Cedarburg School District GO, Series B, 5.00%, 03/01/2013, (FSA)	149,658

145,000	Cedarburg School District GO, Series B, 5.00%, 03/01/2014, (FSA)	160,744

150,000	Door County GO, Series A, 5.25%, 09/01/2020, (FGIC)	163,095

100,000	Elmbrook School District GO, 3.90%, 04/01/2013	102,702

100,000	Fond Du Lac GO, 4.75%, 03/01/2015, (FGIC)	108,031

200,000	Fond Du Lac GO, 4.75%, 03/01/2016, (FGIC)	214,784

200,000	Fond Du Lac GO, 4.75%, 03/01/2017, (FGIC)	213,674

500,000	Fond Du Lac Promissory Notes GO, 4.40%, 05/01/2011, (FGIC)	527,005

100,000	Ladysmith Hawkins School District GO, 4.60%, 09/01/2014, (FGIC)	106,920

130,000	Menomonee Falls Water Systems Mortgage Revenue Bonds, 4.60%, 12/01/2010, (FSA)	140,104

500,000	Milwaukee GO, Series B6, 5.00%, 10/01/2013	554,810

345,000	Oak Creek-Franklin Joint School District GO, 4.30%, 04/01/2007, (FGIC)	358,569

520,000	Osceola School District School Building GO, Series A, 5.13%, 05/01/2017, (FGIC)	559,021

775,000	Outagamie County GO, 5.50%, 04/01/2014	869,264

220,000	Two Rivers Public School District GO, 5.75%, 03/01/2012, (FSA)	248,846

505,000	Verona Area School District GO, Series A, 5.50%, 10/01/2012, (MBIA)	554,727

435,000	Waterford Graded Joint School District No. 1 GO, 4.75%, 04/01/2017, (FSA)	466,698

135,000	Whitewater GO, 4.38%, 09/01/2008, (FSA)	142,376

150,000	Wisconsin State Clean Water Revenue Bonds, Series 1, 4.60%, 06/01/2013	159,944

		5,800,972

TOTAL MUNICIPAL BONDS (Cost $86,943,744)		90,061,261

INVESTMENT COMPANY (4.5%):

4,292,886	SEI Tax-Exempt Trust Money Market Fund	4,292,886

TOTAL INVESTMENT COMPANY (Cost $4,292,886)		4,292,886

TOTAL INVESTMENTS (Cost $91,236,630) (a) - 99.5%		$94,354,147

Percentages indicated are based on net assets of $94,823,756.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$3,183,395
Unrealized depreciation	(65,878)

Net unrealized appreciation	$3,117,517

Aggregate cost for federal income tax purposes is substantially the same.

*	Variable rate security. Rate represents the rate in effect as of January 31, 2005. Maturity reflects final maturity date.

AMBAC — Insured by AMBAC Indemnity Corp

CIFG — CDC IXIS Financial Guaranty

FGIC — Insured by Financial Guaranty Insurance Corp.

FSA — Insured by Financial Security Assurance Inc.

GO — General Obligations

HUD — Insured by Department of Housing & Urban Development

MBIA — Insured by Municipal Bond Insurance Assoc.

PSF-GTD — Permanent School Fund Guarantee

Q-SBLF — Qualified-School Bond Loan Fund

SCSDE — South Carolina State Department of Education

XLCA –- XL Capital Insurance

See Notes to Portfolios of Investments.

NOTES TO PORTFOLIOS OF INVESTMENTS

A. Valuation of Investments. Securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there has been no sale on such day, the security is valued at the mean of the closing bid and asked prices. If no bid or asked prices are quoted, then the security is valued at a fair value determined in accordance with procedures approved by the Board of Directors (“Board”). The Large Cap Equity Fund, Mid Cap Equity Fund, International Fund, Fixed Income Fund, and Municipal Bond Fund (each fund individually referred to as a “Portfolio” and collectively as the “Portfolios”) securities traded on more than one national securities exchange are valued at the last sale price on the exchange representing the principal market for such securities. Investments in open-end investment companies are valued at net asset value.

Securities traded in the over-the-counter market are valued at the mean of the last reported bid and asked prices from such sources as the Board deems appropriate to reflect their fair value.

Debt instruments having 60 days or less remaining until maturity are valued at amortized cost. Debt instruments having a greater remaining maturity will be valued at the bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board.

All other investment assets, including restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Board designed to reflect in good faith the fair value of such securities.

B. Futures Contracts. The Portfolios (except Municipal Bond Fund) may invest in equity index or financial futures contracts, which are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. The International Fund may also invest in foreign currency futures contracts. Upon entering into a futures contract, the Portfolios are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Portfolios each day, depending on the daily fluctuations in fair value of the underlying security. The Portfolios recognize a gain or loss equal to the variation margin. These futures contracts permit the Portfolios to meet their objectives at a lower cost than investing directly in the underlying securities, while permitting the equivalent of an investment in a portfolio of the underlying securities. The potential risk to the Portfolios is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in United States dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into United States dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into United States dollars at the exchange rate on the dates of the transactions.

The International Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

Item 2.	Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ BRYAN HAFT
Bryan Haft, Treasurer

Date 3/30/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ BRYAN HAFT
Bryan Haft, Treasurer

Date 3/30/05

By (Signature and Title)*	/s/ WALTER B. GRIMM
Walter B. Grimm, President

Date 3/30/05

*	Print the name and title of each signing officer under his or her signature.